UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2015
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 55.0%

                  BANKS - 18.4%
           7,707  Barclays Bank PLC, Series 3 ..........................        7.10%          (a)             $ 201,384
           9,776  Barclays Bank PLC, Series 5 ..........................        8.13%          (a)               257,109
          89,901  Citigroup Capital XIII (b) ...........................        7.88%        10/30/40          2,377,881
          12,749  Citigroup, Inc., Series AA ...........................        8.13%          (a)               362,072
           7,599  Citigroup, Inc., Series J (b) ........................        7.13%          (a)               205,933
          84,943  Citigroup, Inc., Series K (b) ........................        6.88%          (a)             2,283,268
          53,245  Fifth Third Bancorp, Series I (b) ....................        6.63%          (a)             1,467,965
          94,068  First Niagara Financial Group., Inc.,
                     Series B (b) ......................................        8.63%          (a)             2,588,751
          40,489  FNB Corp. (b) ........................................        7.25%          (a)             1,095,227
          13,828  HSBC USA, Inc., Series F (c) .........................        3.50%          (a)               309,194
          11,288  HSBC USA, Inc., Series H .............................        6.50%          (a)               285,361
          15,777  ING Groep N.V.........................................        7.05%          (a)               407,047
          11,454  JPMorgan Chase & Co., Series W .......................        6.30%          (a)               295,857
          49,349  Lloyds Banking Group PLC .............................        7.75%        07/15/50          1,280,113
          73,263  PNC Financial Services Group, Inc.,
                     Series P (b) ......................................        6.13%          (a)             2,046,235
          21,775  Regions Financial Corp., Series B (b) ................        6.38%          (a)               548,077
          30,600  Royal Bank of Scotland Group PLC, Series P ...........        6.25%          (a)               752,760
          22,697  Royal Bank of Scotland Group PLC, Series R ...........        6.13%          (a)               556,303
          33,965  Royal Bank of Scotland Group PLC, Series S ...........        6.60%          (a)               858,635
          20,067  Royal Bank of Scotland Group PLC, Series T ...........        7.25%          (a)               512,712
          38,255  US Bancorp, Series F (b) .............................        6.50%          (a)             1,131,583
          19,698  Zions Bancorporation, Series F .......................        7.90%          (a)               553,514
          17,261  Zions Bancorporation, Series G (b) ...................        6.30%          (a)               451,375
                                                                                                         ---------------
                                                                                                              20,828,356
                                                                                                         ---------------

                  CAPITAL MARKETS - 9.4%
          11,206  Affiliated Managers Group, Inc........................        6.38%        08/15/42            295,278
          48,702  Apollo Investment Corp................................        6.63%        10/15/42          1,250,180
          27,364  Apollo Investment Corp................................        6.88%        07/15/43            704,076
           4,272  Ares Capital Corp.....................................        7.00%        02/15/22            107,441
          21,556  Ares Capital Corp.....................................        7.75%        10/15/40            561,750
          42,287  BGC Partners, Inc.....................................        8.13%        06/15/42          1,144,286
          91,575  Goldman Sachs Group, Inc., Series K (b) ..............        6.38%          (a)             2,412,086
          63,248  Morgan Stanley (b) ...................................        6.88%          (a)             1,702,636
          20,753  Morgan Stanley, Series E (b) .........................        7.13%          (a)               580,046
          33,965  Morgan Stanley, Series G .............................        6.63%          (a)               884,109
          10,725  Raymond James Financial, Inc..........................        6.90%        03/15/42            294,294
           2,881  Solar Capital Ltd.....................................        6.75%        11/15/42             70,873
          25,140  State Street Corp., Series D (b) .....................        5.90%          (a)               664,450
                                                                                                         ---------------
                                                                                                              10,671,505
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.1%
          22,629  Allied Capital Corp...................................        6.88%        04/15/47            577,945

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
           5,820  Countrywide Capital IV ...............................        6.75%        04/01/33          $ 150,680
          40,027  KKR Financial Holdings LLC ...........................        8.38%        11/15/41          1,127,961
          25,467  KKR Financial Holdings LLC, Series A .................        7.38%          (a)               682,261
           9,028  RBS Capital Funding Trust V, Series E ................        5.90%          (a)               220,644
          23,971  RBS Capital Funding Trust VI, Series F ...............        6.25%          (a)               589,926
           3,694  RBS Capital Funding Trust VII, Series G ..............        6.08%          (a)                90,503
                                                                                                         ---------------
                                                                                                               3,439,920
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
          22,020  Qwest Corp............................................        6.88%        10/01/54            580,227
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.8%
          31,222  SCE Trust III (b) ....................................        5.75%          (a)               854,546
                                                                                                         ---------------

                  FOOD PRODUCTS - 3.5%
          48,933  CHS, Inc. (b) ........................................        6.75%          (a)             1,233,601
         105,787  CHS, Inc., Series 2 (b) ..............................        7.10%          (a)             2,766,330
                                                                                                         ---------------
                                                                                                               3,999,931
                                                                                                         ---------------

                  INSURANCE - 13.2%
          53,513  Aegon N.V.............................................        8.00%        02/15/42          1,506,926
          12,486  American Financial Group, Inc.........................        7.00%        09/30/50            331,628
          12,656  Arch Capital Group Ltd., Series C ....................        6.75%          (a)               348,673
          54,056  Aspen Insurance Holdings Ltd. (b) ....................        5.95%          (a)             1,363,833
         102,982  Aspen Insurance Holdings Ltd. (b) ....................        7.40%          (a)             2,725,933
          81,259  Aviva PLC ............................................        8.25%        12/01/41          2,299,630
          86,704  Endurance Specialty Holdings Ltd., Series A ..........        7.75%          (a)             2,271,645
          58,323  Hartford Financial Services Group, Inc. (b) ..........        7.88%        04/15/42          1,778,268
          18,693  Montpelier Re Holdings Ltd., Series A ................        8.88%          (a)               500,038
          21,085  PartnerRe Ltd., Series E .............................        7.25%          (a)               573,090
          41,906  Reinsurance Group of America, Inc. (b) ...............        6.20%        09/15/42          1,213,598
                                                                                                         ---------------
                                                                                                              14,913,262
                                                                                                         ---------------

                  MULTI-UTILITIES - 2.1%
          48,850  Integrys Energy Group, Inc. (b) ......................        6.00%        08/01/73          1,336,536
          41,000  SCANA Corp............................................        7.70%        01/30/65          1,025,820
                                                                                                         ---------------
                                                                                                               2,362,356
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 4.0%
          89,162  American Realty Capital Properties, Inc.,
                     Series F ..........................................        6.70%          (a)             2,056,967
          20,355  DuPont Fabros Technology, Inc., Series A .............        7.88%          (a)               529,230
           4,318  DuPont Fabros Technology, Inc., Series B .............        7.63%          (a)               113,520
          12,840  EPR Properties, Series F .............................        6.63%          (a)               333,455
           8,549  Hospitality Properties Trust, Series D ...............        7.13%          (a)               229,883
          19,617  MFA Financial, Inc....................................        8.00%        04/15/42            513,720
          10,012  National Retail Properties, Inc., Series D ...........        6.63%          (a)               264,217


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          18,705  Regency Centers Corp., Series 6 ......................        6.63%          (a)             $ 486,704
                                                                                                         ---------------
                                                                                                               4,527,696
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES ..................................................       62,177,799
                  (Cost $61,668,984)                                                                     ---------------

$100 PAR PREFERRED SECURITIES - 2.1%

                  BANKS - 1.1%
           7,500  CoBank ACB, Series F (b) .............................        6.25%          (a)               773,437
           5,640  CoBank ACB, Series G .................................        6.13%          (a)               520,290
                                                                                                         ---------------
                                                                                                               1,293,727
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.8%
           8,479  Southern California Edison Co., Series A (c) .........        3.78%          (a)               858,499
                                                                                                         ---------------

                  INSURANCE - 0.2%
           2,250  Principal Financial Group, Inc., Series A (b) ........        5.56%          (a)               229,289
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES .................................................        2,381,515
                  (Cost $2,401,358)                                                                      ---------------

$1,000 PAR PREFERRED SECURITIES - 1.9%

                  BANKS - 1.1%
           1,000  Farm Credit Bank of Texas, Series 1 (d) ..............       10.00%          (a)             1,254,062
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.8%
             706  Sovereign Real Estate Investment Trust (e) ...........       12.00%          (a)               943,393
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES ...............................................        2,197,455
                  (Cost $2,214,510)                                                                      ---------------

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 38.6%

                  BANKS - 17.1%
$        600,000  Banco Bilbao Vizcaya Argentaria S.A. (b) .............        9.00%          (a)               653,310
       1,000,000  Banco do Brasil S.A. (b) (f) .........................        9.00%          (a)               874,700
       1,000,000  Bank of America Corp., Series Z (b) ..................        6.50%          (a)             1,049,687
       1,092,566  Barclays PLC (b) .....................................        6.63%          (a)             1,055,056
         500,000  Barclays PLC (b) .....................................        8.25%          (a)               522,160
         500,000  Credit Agricole S.A. (b) (f) .........................        6.63%          (a)               491,500
       1,500,000  Credit Agricole S.A. (b) .............................        8.38%          (a)             1,747,500
       1,000,000  Dresdner Funding Trust I .............................        8.15%        06/30/31          1,193,750
       2,000,000  Fuerstenberg Capital International Sarl &
                     Cie SECS (b) ......................................       10.25%          (a)             2,047,500
       1,000,000  JPMorgan Chase & Co., Series S (b) ...................        6.75%          (a)             1,074,687
       1,500,000  Lloyds Bank PLC (b) ..................................       12.00%          (a)             2,148,750
       1,000,000  Natixis S.A. (b) .....................................       10.00%          (a)             1,173,750
       1,000,000  NIBC Bank N.V.........................................        7.63%          (a)             1,009,837


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
 $       500,000  Nordea Bank AB (b) (f) ...............................        6.13%          (a)             $ 499,749
       1,000,000  Royal Bank of Scotland Group PLC (b) .................        7.65%          (a)             1,200,000
       1,000,000  Societe Generale S.A. (b) ............................        7.88%          (a)               987,500
         500,000  Wells Fargo & Co., Series U (b) ......................        5.88%          (a)               523,750
       1,000,000  Zions Bancorporation, Series J (b) ...................        7.20%          (a)             1,060,000
                                                                                                         ---------------
                                                                                                              19,313,186
                                                                                                         ---------------

                  CAPITAL MARKETS - 1.3%
         500,000  Credit Suisse Group Guernsey I Ltd. (b) ..............        7.88%        02/24/41            529,687
       1,000,000  Deutsche Bank AG (b) .................................        7.50%          (a)               975,625
                                                                                                         ---------------
                                                                                                               1,505,312
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.4%
         500,000  Banco Btg Pactual S.A. (b) (f) .......................        8.75%          (a)               509,000
       1,000,000  General Electric Capital Corp., Series A (b) .........        7.13%          (a)             1,167,500
       1,000,000  Glen Meadow Pass Through Trust (b) (f) ...............        6.51%        02/12/67            981,250
                                                                                                         ---------------
                                                                                                               2,657,750
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
       1,500,000  Koninklijke KPN N.V. (b) (f) .........................        7.00%        03/28/73          1,610,250
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 2.1%
       2,000,000  Enel SpA (b) (f)                                              8.75%        09/24/73          2,379,500
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.4%
       1,500,000  AES Gener S.A. (b) (f) ...............................        8.38%        12/18/73          1,627,500
                                                                                                         ---------------

                  INSURANCE - 11.9%
       2,000,000  Aquarius + Investments PLC for Swiss
                     Reinsurance Co., Ltd. (b) .........................        8.25%          (a)             2,237,500
       1,000,000  Assured Guaranty Municipal Holdings, Inc. (b) (f) ....        6.40%        12/15/66            847,500
       1,000,000  Aviva PLC ............................................        8.25%          (a)             1,126,043
       1,000,000  Catlin Insurance Co., Ltd. (b) .......................        7.25%          (a)               997,500
         500,000  Cloverie PLC for Zurich Insurance Co.,
                     Ltd. (b) ..........................................        8.25%          (a)               572,688
         500,000  CNP Assurances (b) ...................................        7.50%          (a)               558,200
       1,000,000  Friends Life Holdings PLC (b) ........................        7.88%          (a)             1,130,888
       1,000,000  Genworth Holdings, Inc. (b) ..........................        6.15%        11/15/66            630,000
       2,500,000  La Mondiale SAM (b) ..................................        7.63%          (a)             2,742,187
         325,000  Liberty Mutual Group, Inc. (b) (f) ...................       10.75%        06/15/58            500,500
       2,000,000  Sirius International Group Ltd. (b) (e) ..............        7.51%          (a)             2,097,500
                                                                                                         ---------------
                                                                                                              13,440,506
                                                                                                         ---------------

                  MULTI-UTILITIES - 1.0%
       1,000,000  RWE AG (b) ...........................................        7.00%        10/12/72          1,077,600
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES ..................................................       43,611,604
                  (Cost $43,559,997)                                                                     ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 0.8%

                  CAPITAL MARKETS - 0.8%
          38,137  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc...........................  $       904,610
                                                                                                         ---------------
                  TOTAL CLOSED-END FUNDS ..............................................................          904,610
                  (Cost $857,797)                                                                        ---------------

                  TOTAL INVESTMENTS - 98.4% ...........................................................      111,272,983
                  (Cost $110,702,646) (g)

                  NET OTHER ASSETS AND LIABILITIES - 1.6% .............................................        1,780,726
                                                                                                         ---------------
                  NET ASSETS - 100.0% .................................................................  $   113,053,709
                                                                                                         ===============

---------------------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $10,321,449 or 9.13% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,661,990 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,091,653.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities* ....................  $ 62,177,799  $ 62,177,799  $         --  $         --
$100 Par Preferred Securities* ...................     2,381,515            --     2,381,515            --
$1,000 Par Preferred Securities* .................     2,197,455            --     2,197,455            --
Capital Preferred Securities* ....................    43,611,604            --    43,611,604            --
Closed-End Funds* ................................       904,610       904,610            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments ................................  $111,272,983  $ 63,082,409  $ 48,190,574  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2015 (UNAUDITED)


      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2015, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2015 (UNAUDITED)


                                                  ACQUISITION    PAR AMOUNT/    CURRENT       CARRYING                    % OF NET
SECURITY                                              DATE         SHARES        PRICE          COST         VALUE         ASSETS
------------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
Sirius International Group Ltd., 7.51%             8/06/14 -
                                                   11/13/14     $  2,000,000   $  104.875   $  2,109,296  $  2,097,500      1.85%
Sovereign Real Estate Investment Trust, 12.00%     5/12/14 -
                                                   12/24/14              706     1,336.25        940,760       943,393      0.84
                                                                                            ------------  ------------     ------
                                                                                            $  3,050,056  $  3,040,893      2.69%
                                                                                            ============  ============     ======

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 98.6%

                  ARIZONA - 1.1%
$        200,000  Student & Academic Svcs LLC AZ Lease Rev
                     Northern AZ Capital Facs Fin Corp, BAM ............        5.00%        06/01/21    $       237,830
                                                                                                         ---------------

                  CALIFORNIA - 5.7%
         245,000  CA St Muni Fin Auth Mobile Home Park Rev
                     Sr Caritas Affordable Hsg Inc. Projs,
                     Ser A .............................................        5.00%        08/15/23            289,725
         275,000  Golden St Tobacco Securitization Corp. CA
                     Tobacco Settlement Asset-Backed Sr,
                     Ser A-1 ...........................................        4.50%        06/01/27            269,629
         210,000  La Verne CA Brethren Hillcrest Homes, COP ............        5.00%        05/15/22            242,172
         125,000  Riverside Cnty CA Redev Agy Desert Cmntys
                     Proj Area, Ser D ..................................        5.00%        10/01/20            142,950
         295,000  Rohnert Park CA Cmnty Dev Agy Capital
                     Appreciation Rohnert Redev Proj,
                     NATL-RE ...........................................         (a)         08/01/20            255,983
                                                                                                         ---------------
                                                                                                               1,200,459
                                                                                                         ---------------

                  COLORADO - 4.7%
         605,000  CO St Hlth Facs Auth Rev Ref Covenant
                     Retirement Cmntys, Ser A ..........................        5.00%        12/01/27            671,864
          55,000  E-470 CO Pub Highway Auth Capital
                     Appreciation Sr, Ser B, NATL-RE ...................         (a)         09/01/22             44,388
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............        5.00%        12/01/30            274,565
                                                                                                         ---------------
                                                                                                                 990,817
                                                                                                         ---------------

                  FLORIDA - 7.1%
         225,000  Belle Isle FL Chrt Sch Lease Rev
                     Cornerstone Chrt Academy &
                     Cornerstone Chrt High Sch .........................        5.50%        10/01/22            236,893
         605,000  Broward Cnty FL Fuel Sys Rev Ft
                     Lauderdale Fuel Facs, Ser A, AGM, AMT (b) .........        5.00%        04/01/22            726,817
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist
                     Hosp Inc. Proj, Ser A .............................        5.00%        08/15/19             28,384
         500,000  Lakewood Ranch FL Stewardship Dist Spl
                     Assmt Rev .........................................        4.25%        05/01/25            499,970
                                                                                                         ---------------
                                                                                                               1,492,064
                                                                                                         ---------------

                  GEORGIA - 2.9%
         500,000  Savannah GA Hosp Auth St Josephs/Candler
                     Hlth Sys Inc., Ser A ..............................        5.50%        07/01/28            606,345
                                                                                                         ---------------

                  GUAM - 1.9%
         325,000  Guam Power Auth Rev Ref, Ser A, AGM (b) ..............        5.00%        10/01/20            386,480
                                                                                                         ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  ILLINOIS - 2.2%
$        125,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........        5.00%        09/01/22    $       144,574
          25,000  IL St Fin Auth Rev Central Dupage Hlth ...............        5.00%        11/01/27             29,127
          15,000  IL St Fin Auth Rev Ref Lutheran Hillside
                     Village ...........................................        5.13%        02/01/26             15,713
         330,000  Kane McHenry Cook & Dekalb Cntys IL Unit
                     Sch Dist #300 Unrefunded, AMBAC, CAB ..............         (a)         12/01/21            279,470
                                                                                                         ---------------
                                                                                                                 468,884
                                                                                                         ---------------

                  INDIANA - 3.2%
         350,000  IN St Fin Auth Rev BHI Sr Living .....................        5.50%        11/15/26            401,457
         235,000  IN St Fin Auth Rev Greencroft Oblig
                     Group, Ser A ......................................        5.75%        11/15/28            262,967
                                                                                                         ---------------
                                                                                                                 664,424
                                                                                                         ---------------

                  IOWA - 0.5%
         100,000  IA St Fin Auth Midwestern Disaster Area
                     Rev IA Fertilizer Co Proj .........................        5.50%        12/01/22            106,507
                                                                                                         ---------------

                  MARYLAND - 3.7%
         170,000  MD St Econ Dev Corp Econ Dev Rev Transn
                     Facs Proj, Ser A ..................................        5.38%        06/01/25            187,614
         500,000  MD St Hlth & Hgr Edl Facs Auth Rev
                     Peninsula Regional Med Ctr Ref ....................        5.00%        07/01/34            586,805
                                                                                                         ---------------
                                                                                                                 774,419
                                                                                                         ---------------

                  MASSACHUSETTS - 0.8%
         140,000  MA St Dev Fin Agy Rev Simmons Collateral,
                     Ser H, XLCA .......................................        5.25%        10/01/26            169,256
                                                                                                         ---------------

                  MICHIGAN - 1.0%
         175,000  MI St Fin Auth Rev Detroit Sch Dist ..................        5.50%        06/01/21            202,897
                                                                                                         ---------------

                  MINNESOTA - 3.6%
         460,000  Hugo MN Chrt Sch Lease Rev Noble Academy
                     Proj, Ser A .......................................        4.00%        07/01/21            494,684
         250,000  Minneapolis MN Student Hsg Rev Riverton
                     Cmnty Hsg Proj Ref ................................        3.50%        08/01/20            255,647
                                                                                                         ---------------
                                                                                                                 750,331
                                                                                                         ---------------

                  MISSISSIPPI - 0.9%
         155,000  MS St Dev Bank Spl Oblig Magnolia
                     Regional Hlth Ctr Proj, Ser A .....................        6.25%        10/01/26            185,192
                                                                                                         ---------------

                  MISSOURI - 2.6%
         500,000  MO St Hlth & Edl Facs Auth Sr Living Facs
                     Lutheran Sr .......................................        5.38%        02/01/35            544,985
                                                                                                         ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEBRASKA - 4.1%
$        750,000  Central Plains Energy Proj NE Gas Proj
                     Rev Proj #3 .......................................        5.00%        09/01/27    $       862,455
                                                                                                         ---------------

                  NEVADA - 2.6%
         490,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........        5.00%        06/01/22            535,119
                                                                                                         ---------------

                  NEW JERSEY - 5.4%
         315,000  NJ St Econ Dev Auth Rev Lions Gate Proj ..............        4.00%        01/01/20            322,752
          80,000  NJ St Hlth Care Facs Fing Auth Rev Ref
                     Barnabas Hlth, Ser A ..............................        4.63%        07/01/23             92,207
         600,000  NJ St Transit Corp, Ser A, GAN .......................        5.00%        09/15/21            709,350
                                                                                                         ---------------
                                                                                                               1,124,309
                                                                                                         ---------------

                  NEW YORK - 3.3%
         200,000  Cattaraugus Cnty NY Capital Resource Corp
                     Rev St Bonaventure Univ Proj ......................        5.00%        05/01/23            229,322
          85,000  NY St Dorm Auth Revs Non St Supported
                     Debt Pace Univ, Ser A .............................        5.00%        05/01/23             97,328
         250,000  NY St Envir Facs Corp Solid Waste
                     Disposal Rev Casella Waste Sys, AMT (c) (d) .......        3.75%        12/02/19            251,950
         100,000  Suffolk Cnty NY Econ Dev Corp Rev
                     Catholic Hlth Svcs ................................        5.00%        07/01/28            113,512
                                                                                                         ---------------
                                                                                                                 692,112
                                                                                                         ---------------

                 NORTH DAKOTA - 1.2%
         225,000  Burleigh Cnty ND Hlth Care Rev St Alexius
                     Med Ctr Proj, Ser A ...............................        5.00%        07/01/22            259,841
                                                                                                         ---------------

                  OHIO - 0.7%
         125,000  Butler Cnty OH Hosp Facs Kettering Hlth
                     Network Oblig .....................................        5.00%        04/01/25            145,599
                                                                                                         ---------------

                  PENNSYLVANIA - 6.8%
         500,000  Beaver Cnty PA Indl Dev Auth Ref
                     Firstenergy Nuclear, Ser B (d) ....................        3.50%        06/01/20            525,280
         225,000  Dallas PA Area Muni Auth Univ Rev Ref
                     Misericordia Univ Proj ............................        5.00%        05/01/21            256,615
         500,000  Middletown PA Sch Dist, Ser A ........................        5.00%        03/01/28            584,825
          50,000  Montgomery Cnty PA Indl Dev Auth Acts
                     Retirement Life Cmntys Ref ........................        5.00%        11/15/29             55,017
                                                                                                         ---------------
                                                                                                               1,421,737
                                                                                                         ---------------

                  PUERTO RICO - 0.9%
         190,000  Puerto Rico Indl Tourist Edl Med & Envir
                     Control Fac Ref Univ Sacred Heart .................        5.00%        10/01/22            187,255
                                                                                                         ---------------

                  SOUTH CAROLINA - 5.1%
         745,000  Piedmont SC Muni Power Agy Elec Rev Ref,
                     Ser A-3 ...........................................        5.00%        01/01/23            873,483


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  SOUTH CAROLINA (CONTINUED)
$        150,000  SC St Jobs-Econ Dev Auth Hosp Rev Ref
                     Palmetto Hlth, Ser A, AGM (b) .....................        5.50%        08/01/24    $       183,139
                                                                                                         ---------------
                                                                                                               1,056,622
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.2%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B .........        5.50%        07/01/35             34,058
                                                                                                         ---------------

                  TENNESSEE - 3.4%
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev
                     Ref, Ser B, AMT ...................................        5.75%        07/01/23            717,504
                                                                                                         ---------------

                  TEXAS - 15.9%
         600,000  Flower Mound TX Spl Assmt Rev River Walk
                     Pub Impt Dist # 1 .................................        6.13%        09/01/28            622,008
         500,000  Houston TX Arpt Sys Rev Ref United Airls
                     Inc. Terminal E Proj, AMT .........................        4.50%        07/01/20            545,520
         290,000  New Hope Cultural Ed Facs Fin Corp TX
                     Retirement Fac Rev Wesleyan Homes
                     Inc. Proj .........................................        5.00%        01/01/24            307,084
         500,000  New Hope Cultural Ed Facs Fin Corp TX
                     Student Hsg Rev CHF Collegiate Hsg
                     Galveston I LLC TX A&M Univ Galveston .............        5.00%        04/01/22            574,735
         480,000  Red River TX Hlth Facs Dev Corp
                     Retirement Fac Rev MRC Crestview, Ser A ...........        7.75%        11/15/31            576,144
         600,000  TX St Muni Gas Acquisition & Supply Corp
                     III Gas Supply Rev ................................        5.00%        12/15/24            694,866
                                                                                                         ---------------
                                                                                                               3,320,357
                                                                                                         ---------------

                  WASHINGTON - 4.3%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................        3.50%        12/01/21            160,425
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref &
                     Impt, Ser A .......................................        5.00%        12/01/22            126,229
          25,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit
                     Valley Hosp .......................................        5.00%        12/01/20             28,368
         500,000  WA St Hlth Care Facs Auth WA Central WA
                     Hlth Svcs .........................................        6.00%        07/01/19            582,830
                                                                                                         ---------------
                                                                                                                 897,852
                                                                                                         ---------------

                  WISCONSIN - 2.8%
         500,000  WI St Hlth & Edl Facs Auth Rev Ref
                     Marquette Univ ....................................        5.00%        10/01/28            590,820
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 98.6% ...........................................................       20,626,530
                  (Cost $19,790,824) (e)

                  NET OTHER ASSETS AND LIABILITIES - 1.4% .............................................          288,973
                                                                                                         ---------------
                  NET ASSETS - 100.0% .................................................................  $    20,915,503
                                                                                                         ===============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

(a)   Zero coupon bond.

(b) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the Fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      --------------------------------------------------------------------------
      ENTITY                                                          PERCENTAGE
      --------------------------------------------------------------------------
      Assured Guaranty Municipal Corp.                                   6.2%
      --------------------------------------------------------------------------

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $251,950 or 1.20% of net assets.

(d) Security has a mandatory put by the holder. Maturity date reflects such put.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $835,706 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

    AGM  Assured Guaranty Municipal Corp.
  AMBAC  American Municipal Bond Assurance Corp.
    AMT  Alternative Minimum Tax
    BAM  Building America Mutual
    CAB  Capital Appreciation Bonds
    COP  Certificates of Participation
    GAN  Grant Anticipation Notes
NATL-RE  National Public Finance Guarantee Corp.
   XLCA  Syncora Guarantee Inc.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Municipal Bonds* .................................  $ 20,626,530  $         --  $ 20,626,530  $         --
                                                    ============  ============  ============  ============


*See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The NASDAQ(R) Stock Market, LLC.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2015 (UNAUDITED)


market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

     10)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 98.1%

                 AEROSPACE & DEFENSE - 4.1%
            745  Huntington Ingalls Industries, Inc. (a).............................  $        86,867
            808  TransDigm Group, Inc. (a)...........................................          166,068
                                                                                       ---------------
                                                                                               252,935
                                                                                       ---------------

                 AIRLINES - 1.5%
            565  Delta Air Lines, Inc. (a)...........................................           26,730
          1,521  Southwest Airlines Co. (a)..........................................           68,719
                                                                                       ---------------
                                                                                                95,449
                                                                                       ---------------

                 BANKS - 4.2%
            909  BankUnited, Inc. (a)................................................           25,143
          1,937  BB&T Corp. (a)......................................................           68,357
          1,604  Fifth Third Bancorp (a).............................................           27,749
          3,383  U.S. Bancorp (a)....................................................          141,781
                                                                                       ---------------
                                                                                               263,030
                                                                                       ---------------

                 BIOTECHNOLOGY - 6.3%
            927  Amgen, Inc. (a).....................................................          141,145
            257  Biogen Idec, Inc. (a) (b)...........................................          100,014
          1,177  Dyax Corp. (a)(b)...................................................           17,785
          1,268  Gilead Sciences, Inc. (a) (b).......................................          132,924
                                                                                       ---------------
                                                                                               391,868
                                                                                       ---------------

                 CHEMICALS - 2.1%
            329  A Schulman, Inc. (a)................................................           11,466
            521  LyondellBasell Industries NV (a)....................................           41,206
            209  Scotts Miracle-Gro (The) Co., Class A (a)...........................           13,257
            180  Sherwin-Williams (The) Co. (a)......................................           48,828
            225  Westlake Chemical Corp. ............................................           12,895
                                                                                       ---------------
                                                                                               127,652
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - 2.7%
          1,176  Brocade Communications Systems, Inc. (a)............................           13,077
            312  Palo Alto Networks, Inc. (a) (b)....................................           39,434
          1,887  QUALCOMM, Inc. (a)..................................................          117,862
                                                                                       ---------------
                                                                                               170,373
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - 0.2%
            452  Argan, Inc. (a).....................................................           13,745
                                                                                       ---------------

                 CONSUMER FINANCE -1.6%
          1,376  Capital One Financial Corp. (a).....................................          100,737
                                                                                       ---------------

                 CONTAINERS & PACKAGING - 0.7%
          1,232  Berry Plastics Group, Inc. (a) (b)..................................           41,666
                                                                                       ---------------

                 DISTRIBUTORS - 0.7%
            449  Genuine Parts Co. (a)...............................................           41,730
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - 0.2%
            733  LifeLock, Inc. (b)..................................................           10,885
                                                                                       ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 DIVERSIFIED FINANCIAL SERVICES - 1.6%
          2,101  Citigroup, Inc. (a).................................................  $        98,642
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
            908  China Unicom (Hong Kong), Ltd., ADR ................................           13,575
            993  Consolidated Communications Holdings, Inc. (a)......................           23,117
            693  Inteliquent, Inc. ..................................................           11,656
                                                                                       ---------------
                                                                                                48,348
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - 0.2%
            253  AMETEK, Inc. (a)....................................................           12,119
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - 0.4%
          1,729  Forum Energy Technologies, Inc. (a) (b).............................           26,713
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 5.7%
            253  Andersons Inc./The (a)..............................................           11,380
          1,023  Costco Wholesale Corp. (a)..........................................          146,279
          2,322  Wal-Mart Stores, Inc. (a)...........................................          197,323
                                                                                       ---------------
                                                                                               354,982
                                                                                       ---------------

                 FOOD PRODUCTS - 0.8%
          1,448  Pinnacle Foods, Inc. (a)............................................           52,085
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
            209  C.R. Bard, Inc. (a).................................................           35,745
             24  Intuitive Surgical, Inc. (a) (b)....................................           11,868
            524  Stryker Corp. (a)...................................................           47,710
            481  Zeltiq Aesthetics, Inc. (a) (b).....................................           15,493
                                                                                       ---------------
                                                                                               110,816
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.3%
            828  Amsurg Corp. (b)....................................................           45,689
            141  Henry Schein, Inc. (a) (b)..........................................           19,468
            212  MEDNAX, Inc. (a) (b)................................................           14,393
                                                                                       ---------------
                                                                                                79,550
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 2.5%
             17  Chipotle Mexican Grill, Inc. (a) (b)................................           12,067
          6,104  La Quinta Holdings, Inc. (a) (b)....................................          124,094
            313  Las Vegas Sands Corp. (a)...........................................           17,018
                                                                                       ---------------
                                                                                               153,179
                                                                                       ---------------

                 HOUSEHOLD DURABLES - 1.6%
          1,137  PulteGroup, Inc. ...................................................           23,411
          2,180  Toll Brothers, Inc. (b).............................................           75,471
                                                                                       ---------------
                                                                                                98,882
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - 2.3%
            917  Clorox (The) Co. (a)................................................           97,853
          1,544  Harbinger Group, Inc. (a) (b).......................................           19,285


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 HOUSEHOLD PRODUCTS (CONTINUED)
            296  Spectrum Brands Holdings, Inc. (a)..................................  $        26,545
                                                                                       ---------------
                                                                                               143,683
                                                                                       ---------------

                 INDUSTRIAL CONGLOMERATES - 0.3%
            137  Roper Industries, Inc. (a)..........................................           21,145
                                                                                       ---------------

                 INTERNET & CATALOG RETAIL - 2.1%
            436  Liberty Media Corp. - Interactive, Class A (a) (b)..................           11,929
          1,293  Liberty Ventures (a) (b)............................................           48,293
             68  priceline.com, Inc. (a) (b).........................................           68,645
                                                                                       ---------------
                                                                                               128,867
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 2.5%
            912  eBay, Inc. (a) (b)..................................................           48,336
            313  Envestnet, Inc. (b).................................................           16,110
            244  IAC/InterActiveCorp. (a) ...........................................           14,872
          1,429  VeriSign, Inc. (a) (b)..............................................           77,852
                                                                                       ---------------
                                                                                               157,170
                                                                                       ---------------

                 IT SERVICES - 4.9%
            709  Accenture PLC, Class A (a)..........................................           59,577
            553  Booz Allen Hamilton Holding Corp. (a)...............................           16,098
            549  Syntel, Inc. (a) (b)................................................           23,744
            615  Visa, Inc., Class A (a).............................................          156,770
          2,760  Western Union Co. (a)...............................................           46,920
                                                                                       ---------------
                                                                                               303,109
                                                                                       ---------------

                 LEISURE PRODUCTS - 0.2%
             92  Polaris Industries, Inc. ...........................................           13,302
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.9%
            452  Thermo Fisher Scientific, Inc. (a)..................................           56,595
                                                                                       ---------------

                 MACHINERY - 1.5%
          1,493  Allison Transmission Holdings, Inc. (a).............................           46,761
            128  Middleby (The) Corp. (b)............................................           12,163
            612  Watts Water Technologies, Inc. .....................................           35,881
                                                                                       ---------------
                                                                                                94,805
                                                                                       ---------------

                 METALS & MINING - 0.8%
          2,741  Coeur Mining, Inc. (a) (b)..........................................           17,268
            801  SunCoke Energy, Inc. (a)............................................           12,095
          1,257  Ternium S.A., ADR ..................................................           21,545
                                                                                       ---------------
                                                                                                50,908
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 6.4%
            409  Cabot Oil & Gas Corp. (a)...........................................           10,839
            804  China Petroleum & Chemical Corp., ADR ..............................           63,685
            572  Green Plains Renewable Energy, Inc. (a).............................           13,391
            148  Marathon Petroleum Corp. (a)........................................           13,703
            960  PetroChina Co., Ltd., ADR ..........................................          104,227


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
          1,998  Phillips 66 (a).....................................................  $       140,499
            728  Valero Energy Corp. (a).............................................           38,497
            265  World Fuel Services Corp. (a).......................................           12,977
                                                                                       ---------------
                                                                                               397,818
                                                                                       ---------------

                 PHARMACEUTICALS - 3.8%
            460  Actavis plc (a) (b).................................................          122,609
          1,629  Bristol-Myers Squibb Co. (a) .......................................           98,180
             80  Jazz Pharmaceuticals PLC (a) (b)....................................           13,547
                                                                                       ---------------
                                                                                               234,336
                                                                                       ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 10.0%
            928  American Capital Agency Corp. (a)...................................           19,998
          1,561  American Realty Capital Proper (a)..................................           14,463
            389  Digital Realty Trust, Inc. (a)......................................           28,374
            460  Health Care REIT, Inc. (a)..........................................           37,697
          1,288  Host Hotels & Resorts, Inc. (a).....................................           29,482
         13,489  MFA Mortgage Investments, Inc. (a) .................................          105,754
            769  Public Storage (a)..................................................          154,446
          1,019  Simon Property Group, Inc. (a)......................................          202,434
          1,185  Starwood Property Trust, Inc. (a)...................................           28,357
                                                                                       ---------------
                                                                                               621,005
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
          1,577  Broadcom Corp. (a)..................................................           66,920
            500  Monolithic Power Systems, Inc. (a)..................................           23,745
          1,721  Texas Instruments, Inc. (a).........................................           91,988
                                                                                       ---------------
                                                                                               182,653
                                                                                       ---------------

                 SOFTWARE - 4.6%
          1,092  Adobe Systems, Inc. (a) (b).........................................           76,582
            928  ANSYS, Inc. (b).....................................................           74,862
            464  Aspen Technology, Inc. (a) (b)......................................           16,400
          1,121  CA, Inc. (a)........................................................           33,966
             92  FactSet Research Systems, Inc. (a)..................................           13,210
            588  Monotype Imaging Holdings, Inc. ....................................           17,252
            425  SolarWinds, Inc. (b)................................................           20,464
            589  SS&C Technologies Holdings, Inc. (a)................................           32,589
                                                                                       ---------------
                                                                                               285,325
                                                                                       ---------------

                 SPECIALTY RETAIL - 3.5%
             80  Advance Auto Parts, Inc. (a)........................................           12,720
          1,986  Home Depot (The), Inc. (a)..........................................          207,378
                                                                                       ---------------
                                                                                               220,098
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
            421  Western Digital Corp. (a)...........................................           40,934
                                                                                       ---------------

                 TOBACCO - 9.6%
          4,909  Altria Group, Inc. (a)..............................................          260,668


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 TOBACCO (CONTINUED)
          1,779  Philip Morris International, Inc. (a)...............................  $       142,747
          1,116  Reynolds American, Inc. ............................................           75,832
          5,185  Vector Group Ltd. (a)...............................................          116,040
                                                                                       ---------------
                                                                                               595,287
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................        6,092,426
                 (Cost $6,018,207)                                                     ---------------

MASTER LIMITED PARTNERSHIPS - 1.8%

                 OIL, GAS & CONSUMABLE FUELS - 1.8%
            408  Alliance Holdings GP, L.P...........................................           24,031
          1,336  Natural Resource Partners, L.P......................................           12,559
          1,068  TC Pipelines, L.P...................................................           72,720
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................          109,310
                 (Cost $110,265)                                                       ---------------

                 TOTAL LONG-TERM INVESTMENTS - 99.9% ................................        6,201,736
                 (Cost $6,128,472) (c)                                                 ---------------

COMMON STOCKS SOLD SHORT - (19.6%)

                 AEROSPACE & DEFENSE - (0.3%)
           (494) Embraer S.A., ADR ..................................................          (17,418)
                                                                                       ---------------

                 AUTOMOBILES - (0.3%)
           (574) Honda Motor Co., Ltd., ADR .........................................          (17,346)
                                                                                       ---------------

                 BANKS - (1.1%)
           (118) Cullen/Frost Bankers, Inc. .........................................           (7,351)
            (80) M&T Bank Corp. .....................................................           (9,053)
           (280) PNC Financial Services Group, Inc. .................................          (23,671)
           (418) TCF Financial Corp. ................................................           (6,145)
           (458) Wells Fargo & Co. ..................................................          (23,779)
                                                                                       ---------------
                                                                                               (69,999)
                                                                                       ---------------

                 BIOTECHNOLOGY - (0.3%)
            (50) Alnylam Pharmaceuticals, Inc. (b)...................................           (4,692)
           (138) Chimerix, Inc. (b)..................................................           (5,535)
           (100) PTC Therapeutics, Inc. (b)..........................................           (5,491)
                                                                                       ---------------
                                                                                               (15,718)
                                                                                       ---------------

                 CAPITAL MARKETS - (0.1%)
           (348) Credit Suisse Group AG, ADR.........................................           (7,322)
                                                                                       ---------------

                 CHEMICALS - (1.3%)
           (188) Agrium, Inc. .......................................................          (20,050)
           (128) Air Products & Chemicals, Inc. .....................................          (18,638)
           (144) International Flavors & Fragrances, Inc. ...........................          (15,280)
           (164) LSB Industries, Inc. (b)............................................           (5,123)
           (198) Praxair, Inc. ......................................................          (23,877)
                                                                                       ---------------
                                                                                               (82,968)
                                                                                       ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)
                 COMMERCIAL SERVICES & SUPPLIES - (0.5%)
           (496) Pitney Bowes, Inc. .................................................  $       (11,894)
           (748) Ritchie Bros. Auctioneers, Inc. ....................................          (18,700)
                                                                                       ---------------
                                                                                               (30,594)
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - (0.6%)
           (232) Motorola Solutions, Inc. ...........................................          (14,479)
         (1,634) Telefonaktiebolaget LM Ericsson, ADR ...............................          (19,820)
                                                                                       ---------------
                                                                                               (34,299)
                                                                                       ---------------

                 CONTAINERS & PACKAGING - (0.1%)
           (108) Greif, Inc. ........................................................           (4,126)
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - (0.3%)
           (508) H&R Block, Inc. ....................................................          (17,414)
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - (0.4%)
           (766) AT&T, Inc. .........................................................          (25,217)
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - (0.2%)
           (174) Eaton Corp. PLC ....................................................          (10,978)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.1%)
            (84) FARO Technologies, Inc. (b).........................................           (4,649)
                                                                                       ---------------

                 FOOD PRODUCTS - (0.8%)
           (448) BRF S.A., ADR ......................................................          (10,627)
           (248) JM Smucker (The) Co. ...............................................          (25,581)
            (36) Keurig Green Mountain, Inc. ........................................           (4,412)
           (254) Snyder's-Lance, Inc. ...............................................           (7,389)
                                                                                       ---------------
                                                                                               (48,009)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (0.8%)
           (344) Baxter International, Inc. .........................................          (24,187)
            (94) Cooper Cos, Inc./The ...............................................          (14,819)
            (38) Edwards Lifesciences Corp. (b)......................................           (4,763)
           (216) Haemonetics Corp. (b)...............................................           (8,554)
                                                                                       ---------------
                                                                                               (52,323)
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - (0.2%)
            (96) Community Health Systems, Inc. (b)..................................           (4,519)
           (100) Omnicare, Inc. .....................................................           (7,498)
                                                                                       ---------------
                                                                                               (12,017)
                                                                                       ---------------

                 HEALTH CARE TECHNOLOGY - (0.5%)
           (320) Cerner Corp. (b)....................................................          (21,232)
           (298) Omnicell, Inc. (b)..................................................           (9,485)
                                                                                       ---------------
                                                                                               (30,717)
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - (0.1%)
            (98) Wyndham Worldwide Corp. ............................................           (8,211)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.1%)
            (28) LinkedIn Corp. (b)..................................................           (6,293)
                                                                                       ---------------

                 IT SERVICES - (0.5%)
           (428) InterXion Holding NV (b)............................................          (11,680)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)
                 IT SERVICES (CONTINUED)
            (82) Jack Henry & Associates, Inc. ......................................  $        (5,033)
           (884) Xerox Corp. ........................................................          (11,642)
                                                                                       ---------------
                                                                                               (28,355)
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - (0.4%)
           (220) Waters Corp. (b)....................................................          (26,191)
                                                                                       ---------------

                 MACHINERY - (0.5%)
           (128) ITT Corp. ..........................................................           (4,584)
           (146) Kennametal, Inc. ...................................................           (4,587)
           (258) PACCAR, Inc. .......................................................          (15,509)
           (102) Woodward, Inc. .....................................................           (4,550)
                                                                                       ---------------
                                                                                               (29,230)
                                                                                       ---------------

                 MEDIA - (0.8%)
           (216) CBS Corp., Class B .................................................          (11,839)
           (656) Grupo Televisa S.A., ADR (b)........................................          (21,392)
           (464) Twenty-First Century Fox, Inc. .....................................          (14,778)
                                                                                       ---------------
                                                                                               (48,009)
                                                                                       ---------------

                 MULTILINE RETAIL - (0.4%)
           (330) Nordstrom, Inc. ....................................................          (25,146)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (1.7%)
            (76) Cheniere Energy, Inc. (b)...........................................           (5,425)
           (194) ConocoPhillips .....................................................          (12,218)
           (520) Memorial Resource Development Corp. (b).............................           (9,958)
           (170) Noble Energy, Inc. .................................................           (8,116)
            (94) Pioneer Natural Resources Co. ......................................          (14,150)
           (500) Rice Energy, Inc. (b)...............................................           (8,540)
           (584) Ship Finance International Ltd. ....................................           (8,112)
           (732) Spectra Energy Corp. ...............................................          (24,478)
           (174) Teekay Corp. .......................................................           (7,365)
           (144) Williams (The) Cos., Inc. ..........................................           (6,316)
                                                                                       ---------------
                                                                                              (104,678)
                                                                                       ---------------

                 PERSONAL PRODUCTS - (0.3%)
           (242) Estee Lauder (The) Cos., Inc. ......................................          (17,083)
                                                                                       ---------------

                 PHARMACEUTICALS - (0.2%)
           (154) Akorn, Inc. (b).....................................................           (6,557)
           (156) Tetraphase Pharmaceuticals, Inc. (b)................................           (5,672)
                                                                                       ---------------
                                                                                               (12,229)
                                                                                       ---------------

                 PROFESSIONAL SERVICES - (0.3%)
           (152) Towers Watson & Co., Class A .......................................          (18,012)
                                                                                       ---------------

                 REAL ESTATE INVESTMENT TRUSTS - (2.8%)
           (776) Acadia Realty Trust ................................................          (28,083)
         (1,424) Empire State Realty Trust, Inc. ....................................          (25,917)
           (188) Federal Realty Investment Trust ....................................          (27,029)
           (732) First Potomac Realty Trust .........................................           (9,370)
           (522) Healthcare Trust of America, Inc. ..................................          (15,378)
           (190) Highwoods Properties, Inc. .........................................           (8,930)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
           (134) Kilroy Realty Corp. ................................................  $        (9,936)
           (534) Liberty Property Trust .............................................          (21,520)
           (288) NorthStar Realty Finance Corp. .....................................           (5,446)
           (488) Stag Industrial, Inc. ..............................................          (12,786)
           (648) Two Harbors Investment Corp. .......................................           (6,687)
                                                                                       ---------------
                                                                                              (171,082)
                                                                                       ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3%)
           (586) Kennedy-Wilson Holdings, Inc. ......................................          (15,582)
                                                                                       ---------------

                 ROAD & RAIL - (0.4%)
           (512) Knight Transportation, Inc. ........................................          (14,587)
           (104) Ryder System, Inc. .................................................           (8,610)
                                                                                       ---------------
                                                                                               (23,197)
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.4%)
           (170) ASML Holding N.V., ADR .............................................          (17,670)
           (144) Micron Technology, Inc. (b).........................................           (4,214)
            (78) Qorvo, Inc. (b).....................................................           (5,762)
                                                                                       ---------------
                                                                                               (27,646)
                                                                                       ---------------

                 SOFTWARE - (0.2%)
           (480) Activision Blizzard, Inc. ..........................................          (10,030)
                                                                                       ---------------

                 SPECIALTY RETAIL - (0.8%)
           (124) CarMax, Inc. (b)....................................................           (7,700)
           (184) Dick's Sporting Goods, Inc. ........................................           (9,504)
           (246) L Brands, Inc. .....................................................          (20,819)
           (164) Tiffany & Co. ......................................................          (14,209)
                                                                                       ---------------
                                                                                               (52,232)
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.2%)
           (390) Diebold, Inc. ......................................................          (12,168)
                                                                                       ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - (0.2%)
           (144) Michael Kors Holdings Ltd. (b)......................................          (10,194)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.7%)
         (1,044) EverBank Financial Corp. ...........................................          (18,218)
         (1,612) TFS Financial Corp. ................................................          (22,600)
                                                                                       ---------------
                                                                                               (40,818)
                                                                                       ---------------

                 TOBACCO - (0.4%)
           (566) Universal Corp. ....................................................          (22,730)
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - (0.4%)
           (194) T-Mobile US, Inc. (b)...............................................           (5,855)
         (1,338) Turkcell Iletisim Hizmetleri AS, ADR (b)............................          (19,321)
                                                                                       ---------------
                                                                                               (25,176)
                                                                                       ---------------
                 TOTAL COMMON STOCKS SOLD SHORT .....................................       (1,215,406)
                 (Proceeds $(1,214,706))                                               ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

                                             DESCRIPTION                                    VALUE
                 --------------------------------------------------------------------  ---------------
                 NET OTHER ASSETS AND LIABILITIES - 19.7% ...........................        1,221,058
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $     6,207,388
                                                                                       ===============

(a) The security or a portion of the security is segregated as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $229,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $156,249.

ADR   American Depositary Receipt

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $  6,092,426  $  6,092,426  $         --  $         --
Master Limited Partnerships*......................       109,310       109,310            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $  6,201,736  $  6,201,736  $         --  $         --
                                                    ============  ============  ============  ============

                                            LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2015       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*.........................  $ (1,215,406) $ (1,215,406) $         --  $         --
                                                    ============  ============  ============  ============


*See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                JANUARY 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P.'s ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                JANUARY 31, 2015


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 82.1%

                  BRAZIL - 7.5%
       1,050,000  Brazil Notas do Tesouro Nacional, Series
                     F (BRL) ...........................................      10.00%         01/01/21    $       360,285
                                                                                                         ---------------

                  CHILE - 4.3%
     120,000,000  Bonos del Banco Central de Chile en Pesos
                     (CLP) .............................................       6.00%         02/01/21            209,289
                                                                                                         ---------------

                  COLOMBIA - 4.0%
     457,000,000  Colombian TES (COP) ..................................       7.00%         05/04/22            195,278
                                                                                                         ---------------

                  HUNGARY - 4.0%
      45,000,000  Hungary Government Bond (HUF) ........................       6.50%         06/24/19            192,659
                                                                                                         ---------------

                  INDONESIA - 9.7%
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................       7.88%         04/15/19            123,150
   2,720,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%         03/15/24            233,696
   1,280,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%         03/15/34            110,991
                                                                                                         ---------------
                                                                                                                 467,837
                                                                                                         ---------------

                  ISRAEL - 3.0%
         470,000  Israel Government Bond - Fixed (ILS) .................       6.00%         02/28/19            145,224
                                                                                                         ---------------

                  MALAYSIA - 4.3%
         730,000  Malaysia Government Bond (MYR) .......................       4.38%         11/29/19            207,120
                                                                                                         ---------------

                  MEXICO - 4.6%
       1,390,000  Mexican Bonos (MXN) ..................................      10.00%         12/05/24            126,534
       1,170,000  Mexican Bonos (MXN) ..................................       7.75%         05/29/31             95,273
                                                                                                         ---------------
                                                                                                                 221,807
                                                                                                         ---------------

                  PERU - 4.6%
         580,000  Peru Government Bond (PEN) ...........................       7.84%         08/12/20            219,473
                                                                                                         ---------------

                  PHILIPPINES - 4.8%
      10,000,000  Philippine Government International Bond
                     (PHP) .............................................       3.90%         11/26/22            232,285
                                                                                                         ---------------

                  POLAND - 7.2%
       1,100,000  Poland Government Bond (PLN) .........................       4.00%         10/25/23            346,795
                                                                                                         ---------------

                  ROMANIA - 4.6%
         700,000  Romania Government Bond (RON) ........................       5.85%         04/26/23            220,401
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  SOUTH AFRICA - 7.5%
       3,300,000  South Africa Government Bond (ZAR) ...................      10.50%         12/21/26    $       361,733
                                                                                                         ---------------

                  THAILAND - 4.2%
       6,100,000  Thailand Government Bond (THB) .......................       3.63%         06/16/23            201,699
                                                                                                         ---------------

                  TURKEY - 7.8%
         800,000  Turkey Government Bond (TRY) .........................      10.50%         01/15/20            376,814
                                                                                                         ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES .............................................        3,958,699
                  (Cost $4,092,942)                                                                      ---------------

FOREIGN CORPORATE BONDS AND NOTES - 9.2%

                  SUPRANATIONALS - 9.2%
      10,000,000  European Bank for Reconstruction &
                     Development (INR) .................................       6.00%         03/03/16            162,420
       1,200,000  European Investment Bank (ZAR) .......................       6.00%         10/21/19            100,697
       1,200,000  Inter-American Development Bank (MXN) ................       8.00%         01/26/16             84,667
         270,000  International Finance Corp. (BRL) ....................      10.00%         06/12/17             99,538
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES .............................................          447,322
                  (Cost $464,095)                                                                        ---------------

                  TOTAL INVESTMENTS - 91.3% ...........................................................        4,406,021
                  (Cost $4,557,037) (a)

                  NET OTHER ASSETS AND LIABILITIES - 8.7% .............................................          417,237
                                                                                                         ---------------

                  NET ASSETS - 100.0% .................................................................  $     4,823,258
                                                                                                         ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $181,906.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


Currency Abbreviations:
      BRL   Brazilian Real
      CLP   Chile Peso
      COP   Colombian Peso
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      ILS   Israel Shekel
      INR   Indian Rupee
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PEN   Peruvian New Sol
      PHP   Philippines Peso
      PLN   Polish Zloty
      RON   Romanian Lev
      THB   Thailand Baht
      TRY   Turkish Lira
      ZAR   South African Rand
-------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                            1/31/2015         PRICES           INPUTS           INPUTS
--------------------------------------------------  ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*................  $     3,958,699  $            --  $     3,958,699  $            --
Foreign Corporate Bonds and Notes*................          447,322               --          447,322               --
                                                    ---------------  ---------------  ---------------  ---------------

Total Investments.................................  $     4,406,021  $            --  $     4,406,021  $            --
                                                    ===============  ===============  ===============  ===============

                                               LIABILITIES TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       1/31/2015         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------

Forward Foreign Currency Contracts**..............  $        (1,224) $           --   $        (1,224) $            --
                                                    ===============  ===============  ===============  ===============


*     See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.



-------------------------------------------------------         -----------------------------------------
                                                                                           % OF TOTAL
                                          % OF TOTAL            CURRENCY EXPOSURE          INVESTMENTS
INDUSTRY CLASSIFICATION                  INVESTMENTS             DIVERSIFICATION        (INCLUDING CASH)+
-------------------------------------------------------         -----------------------------------------
Sovereigns                                         89.8 %       IDR                                   9.9 %
Supranationals                                     10.2         ZAR                                   9.7
                                              ---------
                                        Total     100.0 %       BRL                                   9.7
                                              =========

-------------------------------------------------------         TRY                                   7.9
                                                                PLN                                   7.3
                                                                MXN                                   6.5
-------------------------------------------------------         PHP                                   4.9
                                          % OF TOTAL
                                         INVESTMENTS
CREDIT QUALITY ++                      (INCLUDING CASH)         RON                                   4.6
-------------------------------------------------------
AAA                                                 9.4 %       PEN                                   4.6
A+                                                  3.1         CLP                                   4.4
A                                                  16.3         MYR                                   4.4
A-                                                  8.9         THB                                   4.3
BBB+                                               19.3         COP                                   4.1
BBB                                                17.5         HUF                                   4.1
BBB-                                               13.9         INR                                   3.4
NR                                                  4.4         ILS                                   3.0
Cash                                                7.2         Cash                                  7.2
                                              ---------                                         ---------
                                        Total     100.0 %                                 Total     100.0%
                                              =========                                         =========


+     The weightings include the impact of currency forwards.

++ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Quarterly Portfolio of Investments):


                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF      UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT          JANUARY 31,      JANUARY 31,    APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (1)           SOLD (1)            2015             2015        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
 02/27/15        BBH        USD          143,758  ILS        570,000  $       143,758  $       144,982  $       (1,224)
                                                                                                        --------------

Net Unrealized Appreciation (Depreciation)...........................................                   $       (1,224)
                                                                                                        ==============



(1)   Please see Portfolio of Investments for currency descriptions.


Counterparty Abbreviations:
     BBH   Brown Brothers Harriman & Co.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2015 (UNAUDITED)


the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4) the financial statements of the issuer, or the financial condition of the country of issue;

            5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);


            11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

            12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

            13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2015 (UNAUDITED)


During the fiscal period ended January 31, 2015, the amount of notional values of forward foreign currency contracts opened and closed were $4,573,091 and $(2,204,260), respectively.

D. FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
           ----------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     -----------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2015
     -----------------

* Print the name and title of each signing officer under his or her signature.